Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessels under Construction

Advances for vessels are comprised of the following:

Balance, January 1, 2018	$3,653
Additions for advances, including capitalized expenses and interest	65,425
Transferred to vessel cost (refer to Note 4)	(60,482)
Balance, December 31, 2018	8,596
Additions for advances, including capitalized expenses and interest	50,423
Transferred to vessel cost (refer to Note 4)	(39,725)
Balance, December 31, 2019	$19,294